DERIVATIVE FINANCIAL INSTRUMENTS (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
6.	Derivative Financial Instruments

We are required to record derivatives on our Condensed Consolidated Statements of Financial Condition as assets and liabilities measured at their fair value. The accounting for increases and decreases in the value of derivatives depends upon the use of derivatives and whether the derivatives qualify for hedge accounting.

Our derivative financial instruments according to the type of hedge in which they are designated follows:

	September 30, 2017
	Notional Amount	Average Maturity (years)	Fair Value
	(Dollars in thousands)
Cash flow hedge - pay-fixed interest rate swap agreement	$15,000	3.9	$105
No hedge designation
Rate-lock mortgage loan commitments	$36,580	0.1	$769
Mandatory commitments to sell mortgage loans	74,750	0.1	26
Pay-fixed interest rate swap agreements	52,586	7.1	52
Pay-variable interest rate swap agreements	52,586	7.1	(52)
Purchased options	3,119	3.8	277
Written options	3,119	3.8	(277)
Total	$222,740	3.5	$795

	December 31, 2016
	Notional Amount	Average Maturity (years)	Fair Value
	(Dollars in thousands)
No hedge designation
Rate-lock mortgage loan commitments	$26,658	0.1	$646
Mandatory commitments to sell mortgage loans	61,954	0.1	630
Pay-fixed interest rate swap agreements	46,121	8.6	249
Pay-variable interest rate swap agreements	46,121	8.6	(249)
Purchased options	3,119	4.5	238
Written options	3,119	4.5	(238)
Total	$187,092	4.4	$1,276

We use variable-rate and short-term fixed-rate (less than 12 months) debt obligations to fund a portion of our balance sheet, which exposes us to variability in interest rates. To meet our asset/liability management objectives, we may periodically enter into derivative financial instruments to mitigate exposure to fluctuations in cash flows resulting from changes in interest rates (“Cash Flow Hedges”). The Cash Flow Hedge is a pay-fixed interest-rate swap that converts variable-rate cash flows on debt obligations to fixed-rates.

We record the fair value of Cash Flow Hedges in accrued income and other assets and accrued expenses and other liabilities on our Condensed Consolidated Statements of Financial Condition. On an ongoing basis, we adjust our Condensed Consolidated Statements of Financial Condition to reflect the then current fair value of Cash Flow Hedges. The related gains or losses are reported in other comprehensive income or loss and are subsequently reclassified into earnings, as a yield adjustment in the same period in which the related interest on the hedged items (variable-rate debt obligations) affect earnings. It is anticipated that approximately $0.03 million, of unrealized losses on Cash Flow Hedges at September 30, 2017 will be reclassified to earnings over the next twelve months. To the extent that the Cash Flow Hedges are not effective, the ineffective portion of the Cash Flow Hedges is immediately recognized in interest expense. The maximum term of the Cash Flow Hedge at September 30, 2017 is 3.9 years.

Certain financial derivative instruments have not been designated as hedges. The fair value of these derivative financial instruments has been recorded on our Condensed Consolidated Statements of Financial Condition and is adjusted on an ongoing basis to reflect their then current fair value. The changes in fair value of derivative financial instruments not designated as hedges are recognized in our Condensed Consolidated Statements of Operations.

In the ordinary course of business, we enter into rate-lock mortgage loan commitments with customers (“Rate-Lock Commitments”). These commitments expose us to interest rate risk. We also enter into mandatory commitments to sell mortgage loans (“Mandatory Commitments”) to reduce the impact of price fluctuations of mortgage loans held for sale and Rate-Lock Commitments. Mandatory Commitments help protect our loan sale profit margin from fluctuations in interest rates. The changes in the fair value of Rate-Lock Commitments and Mandatory Commitments are recognized currently as part of net gains on mortgage loans in our Condensed Consolidated Statements of Operations. We obtain market prices on Mandatory Commitments and Rate-Lock Commitments. Net gains on mortgage loans, as well as net income may be more volatile as a result of these derivative instruments, which are not designated as hedges.

We currently offer to our deposit customers an equity linked time deposit product (“Altitude CD”). The Altitude CD is a time deposit that provides the customer a guaranteed return of principal at maturity plus a potential equity return (a written option), while we receive a like stream of funds based on the equity return (a purchased option). The written and purchased options will generally move in opposite directions resulting in little or no net impact on our Condensed Consolidated Statements of Operations. All of the written and purchased options in the table above relate to this Altitude CD product.

We have a program that allows commercial loan customers to lock in a fixed rate for a longer period of time than we would normally offer for interest rate risk reasons. We will enter into a variable rate commercial loan and an interest rate swap agreement with a customer and then enter into an offsetting interest rate swap agreement with an unrelated party. The interest rate swap agreement fair values will generally move in opposite directions resulting in little or no net impact on our Condensed Consolidated Statements of Operations. All of the interest rate swap agreements in the table above with no hedge designation relate to this program.

The following tables illustrate the impact that the derivative financial instruments discussed above have on individual line items in the Condensed Consolidated Statements of Financial Condition for the periods presented:

Fair Values of Derivative Instruments

	Asset Derivatives				Liability Derivatives
	September 30, 2017		December 31, 2016		September 30, 2017		December 31, 2016
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	(In thousands)
Derivatives designated as hedging instruments
Pay-fixed interest rate swap agreements	Other assets	$105	Other assets	$—	Other liabilities	$—	Other liabilities	$—
Derivatives not designated as hedging instruments
Rate-lock mortgage loan commitments	Other assets	769	Other assets	646	Other liabilities	—	Other liabilities	—
Mandatory commitments to sell mortgage loans	Other assets	26	Other assets	630	Other liabilities	—	Other liabilities	—
Pay-fixed interest rate swap agreements	Other assets	424	Other assets	493	Other liabilities	372	Other liabilities	244
Pay-variable interest rate swap agreements	Other assets	372	Other assets	244	Other liabilities	424	Other liabilities	493
Purchased options	Other assets	277	Other assets	238	Other liabilities	—	Other liabilities	—
Written options	Other assets	—	Other assets	—	Other liabilities	277	Other liabilities	238
Total		1,868		2,251		1,073		975
Total derivatives		$1,973		$2,251		$1,073		$975

The effect of derivative financial instruments on the Condensed Consolidated Statements of Operations follows:

Three Month Periods Ended September 30,
	Gain Recognized in Other Comprehensive Income (Effective Portion)		Location of Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)	Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)		Location of Gain (Loss) Recognized in Income(1)	Gain (Loss) Recognized in Income(1)
	2017	2016		2017	2016		2017	2016
	(In thousands)
Cash Flow Hedges
Pay-fixed interest rate swap agreements	$95	$—	Interest expense	$(5)	$—		$5	$—
Total	$95	$—		$(5)	$—		$5	$—
No hedge designation
Rate-lock mortgage loan commitments						Net gains on on mortage loans	$(313)	$264
Mandatory commitments to sell mortgage loans						Net gains on on mortage loans	2	94
Pay-fixed interest rate swap agreements						Interest income	52	196
Pay-variable interest rate swap agreements						Interest income	(52)	(196)
Purchased options						Interest expense	5	13
Written options						Interest expense	(5)	(13)
Total							$(311)	$358
(1)	For cash flow hedges, this location and amount refers to the ineffective portion.

Nine Month Periods Ended September 30,
	Gain Recognized in Other Comprehensive Income (Effective Portion)		Location of Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)	Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)		Location of Gain (Loss) Recognized in Income(1)	Gain (Loss) Recognized in Income(1)
	2017	2016		2017	2016		2017	2016
	(In thousands)
Cash Flow Hedges
Pay-fixed interest rate swap agreements	$95	$—	Interest expense	$(5)	$—		$5	$—
Total	$95	$—		$(5)	$—		$5	$—

No hedge designation
Rate-lock mortgage loan commitments						Net gains on on mortage loans	$123	$613
Mandatory commitments to sell mortgage loans						Net gains on on mortage loans	(604)	(352)
Pay-fixed interest rate swap agreements						Interest income	(197)	(1,512)
Pay-variable interest rate swap agreements						Interest income	197	1,512
Purchased options						Interest expense	39	94
Written options						Interest expense	(39)	(94)
Total							$(481)	$261
(1)	For cash flow hedges, this location and amount refers to the ineffective portion.

NOTE 16 – DERIVATIVE FINANCIAL INSTRUMENTS

We are required to record derivatives on our Consolidated Statements of Financial Condition as assets and liabilities measured at their fair value. The accounting for increases and decreases in the value of derivatives depends upon the use of derivatives and whether the derivatives qualify for hedge accounting.

Our derivative financial instruments according to the type of hedge in which they are designated at December 31 follow:

	2016
	Notional Amount	Average Maturity (years)	Fair Value
	(Dollars in thousands)
No hedge designation
Rate-lock mortgage loan commitments	$26,658	0.1	$646
Mandatory commitments to sell mortgage loans	61,954	0.1	630
Pay-fixed interest rate swap agreements	46,121	8.6	249
Pay-variable interest rate swap agreements	46,121	8.6	(249)
Purchased options	3,119	4.5	238
Written options	3,119	4.5	(238)
Total	$187,092	4.4	$1,276
	2015
	Notional Amount	Average Maturity (years)	Fair Value
	(Dollars in thousands)
No hedge designation
Rate-lock mortgage loan commitments	$20,581	0.1	$550
Mandatory commitments to sell mortgage loans	46,320	0.1	69
Pay-fixed interest rate swap agreements	27,587	8.0	(497)
Pay-variable interest rate swap agreements	27,587	8.0	497
Purchased options	2,098	5.7	122
Written options	2,098	5.7	(122)
Total	$126,271	3.7	$619

We have established management objectives and strategies that include interest-rate risk parameters for maximum fluctuations in net interest income and market value of portfolio equity. We monitor our interest rate risk position via simulation modeling reports. The goal of our asset/liability management efforts is to maintain profitable financial leverage within established risk parameters.

To meet our asset/liability management objectives, we may periodically enter into derivative financial instruments to mitigate exposure to fluctuations in cash flows resulting from changes in interest rates (“Cash Flow Hedges”). Cash Flow Hedges included certain pay-fixed interest rate swaps which converted the variable-rate cash flows on debt obligations to fixed-rates. In 2013 we terminated our last Cash Flow Hedge pay-fixed interest rate swap and paid a termination fee of $0.6 million. The remaining unrealized loss on the terminated pay-fixed interest rate swap which was equal to this termination fee was included as a component of accumulated other comprehensive loss and was amortized into earnings through December 31, 2014, the original remaining life of the pay-fixed interest rate swap.

Certain derivative financial instruments have not been designated as hedges. The fair value of these derivative financial instruments has been recorded on our Consolidated Statements of Financial Condition and is adjusted on an ongoing basis to reflect their then current fair value. The changes in fair value of derivative financial instruments not designated as hedges are recognized in earnings.

In the ordinary course of business, we enter into rate-lock mortgage loan commitments with customers (“Rate-Lock Commitments”). These commitments expose us to interest rate risk. We also enter into mandatory commitments to sell mortgage loans (“Mandatory Commitments”) to reduce the impact of price fluctuations of mortgage loans held for sale and Rate-Lock Commitments. Mandatory Commitments help protect our loan sale profit margin from fluctuations in interest rates. The changes in the fair value of Rate Lock Commitments and Mandatory Commitments are recognized currently as part of net gains on mortgage loans in the Consolidated Statements of Operations. We obtain market prices on Mandatory Commitments and Rate-Lock Commitments. Net gains on mortgage loans, as well as net income, may be more volatile as a result of these derivative instruments, which are not designated as hedges.

During 2015, we began offering to our deposit customers an equity linked time deposit product (“Altitude CD”). The Altitude CD is a time deposit that provides the customer a guaranteed return of principal at maturity plus a potential equity return (a written option), while we receive a like stream of funds based on the equity return (a purchased option). The written and purchased options will generally move in opposite directions resulting in little or no net impact on our Consolidated Statements of Operations. All of the written and purchased options in the table above relate to this Altitude CD product.

During 2014, we began a program that allows commercial loan customers to lock in a fixed rate for a longer period of time than we would normally offer for interest rate risk reasons. We will enter into a variable rate commercial loan and an interest rate swap agreement with a customer and then enter into an offsetting interest rate swap agreement with an unrelated party. The interest rate swap agreement fair values will generally move in opposite directions resulting in little or no net impact on our Consolidated Statements of Operations. All of the interest rate swap agreements in the table above relate to this program.

During the second quarter of 2014, we completed a securities trade in which we shorted a $13 million UST security. This UST short was terminated during the fourth quarter of 2014 and the change in the fair value of the short position from the inception date to the termination date has been recorded in net gains on securities in our Consolidated Statements of Operations.

The following tables illustrate the impact that the derivative financial instruments discussed above have on individual line items in the Consolidated Statements of Financial Condition for the periods presented:

Fair Values of Derivative Instruments

	Asset Derivatives				Liability Derivatives
	December 31,				December 31,
	2016		2015		2016		2015
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	(In thousands)
Derivatives not designated as hedging instruments
Rate-lock mortgage loan commitments	Other assets	$646	Other assets	$550	Other liabilities	$—	Other liabilities	$—
Mandatory commitments to sell mortgage loans	Other assets	630	Other assets	69	Other liabilities	—	Other liabilities	—
Pay-fixed interest rate swap agreements	Other assets	493	Other assets	—	Other liabilities	244	Other liabilities	497
Pay-variable interest rate swap agreements	Other assets	244	Other assets	497	Other liabilities	493	Other liabilities	—
Purchased options	Other assets	238	Other assets	122	Other liabilities	—	Other liabilities	—
Written options	Other assets	—	Other assets	—	Other liabilities	238	Other liabilities	122
Total derivatives		$2,251		$1,238		$975		$619

The effect of derivative financial instruments on the Consolidated Statements of Operations follows:

	Year Ended December 31,
	Loss Recognized in Other Comprehensive Income (Loss) (Effective Portion)			Location of Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)	Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)			Location of Gain (Loss) Recognized in Income(1)	Gain (Loss) Recognized in Income(1)
	2016	2015	2014		2016	2015	2014		2016	2015	2014
	(In thousands)
Cash Flow Hedges
Pay-fixed interest rate swap agreements	$—	$—	$—	Interest expense	$—	$—	$(380)	Interest expense	$—	$—	$—
Total	$—	$—	$—		$—	$—	$(380)		$—	$—	$—

No hedge designation
Rate-lock mortgage loan commitments								Net gains on mortgage loans	$96	$113	$71
Mandatory commitments to sell mortgage loans								Net gains on mortgage loans	561	253	(312)

Pay-fixed interest rate swap agreements								Interest income	746	(315)	(182)

Pay-variable interest rate swap agreements								Interest income	(746)	315	182

Purchased options								Interest expense	116	122	—

Written options								Interest expense	(116)	(122)	—

UST short position								Net gains on securities	—	—	295
Total									$657	$366	$54
(1)	For cash flow hedges, this location and amount refers to the ineffective portion.